Employee Benefit Plan, Related-Party and Party-in-Interest Transactions (Details) - EBP 001 - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses		$ 794,521
TNL Common stock		$ 211,929,839	$ 305,194,912
Common stock
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Investment, Number of Shares		471,182	563,108
TNL Common stock	[1]	$ 33,233,712	$ 28,408,821
EBP, Trustee
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses		590,000
EBP, Other Related Party and Party-in-Interest
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Administrative expenses		$ 205,000

[1]	Represents Travel + Leisure Co. common stock, an exempt party-in-interest.